Note 50 Profit Or Loss From Non Current Assets And Disposal Groups Classified As Held For Sale Not Qualifying As Discontinued Operations (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Profit or loss from non-current assets and disposal groups classified as held for sale not qualifying as discontinued operations [Line Items]
Net Gains Loss On Sales Of Real State		€ 66	€ 64	€ 102
Impairment Of Non Current Assets Held For Sale	[1]	(83)	(42)	(221)
Gains losses on sale of investments classified as non current assets held for sale		0	0	11
Gains losses on sale of equity instruments classified as non current assets held for sale		0	0	0
Gains (losses) from non current assets and disposal groups classified as held for sale not qualifying as discontinued operations		€ (17)	€ 22	€ (108)

[1]	(1) In 2022 it includes the closing of the transaction with Merlin Properties in which 100% of the shares of Tree Inversiones Inmobiliarias, SOCIMI, S.A. were acquired by the BBVA Group (see Note 17).